UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number:	811-04304

Exact Name of Registrant as Specified in Charter:	Delaware Group® Government Fund

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	July 1, 2022 - June 30, 2023

ITEM 1. PROXY VOTING RECORD.

================ Delaware Emerging Markets Debt Corporate Fund =================

There is no proxy voting activity for the Fund, as the Fund did not hold any votable positions during the reporting period.

======================== Delaware Strategic Income Fund ========================

GRUPO AEROMEXICO SAB DE CV

Ticker:       GRPAF          Security ID:  P4953T108
Meeting Date: MAR 28, 2023   Meeting Type: Special
Record Date:  MAR 17, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Receive Report on Cancellation of       For       For          Management
      Registration of Shares from National
      Registry of Securities and Delisting
      from Mexican Stock Exchange
1.2   Change of Corporate Form to Public      For       Against      Management
      Company that Promotes Variable Capital
2.1   Amend Articles Re: Public Company that  For       Against      Management
      Promotes Variable Capital
2.2   Approve Certification of the Company's  For       Against      Management
      Bylaws
3     Elect and/or Directors and Key          For       Against      Management
      Committee Members
4.1   Receive Report on Process of            For       Against      Management
      Individualization of Share Titles
      Representing Company's Share Capital
4.2   Receive Report on Process of Delivery   For       Against      Management
      of Information by Shareholders to
      Company in Order for Company to
      Identify Each of its Shareholders
5     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

--------------------------------------------------------------------------------

GRUPO AEROMEXICO SAB DE CV

Ticker:       GRPAF          Security ID:  P4953T108
Meeting Date: APR 28, 2023   Meeting Type: Annual
Record Date:  APR 20, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Consolidated Financial          For       For          Management
      Statements, Statutory Reports and
      Allocation of Income; Set Maximum
      Amount of Share Repurchase Reserve
2     Elect or Ratify Members, Chairman,      For       Against      Management
      Secretary and Deputy Secretary of
      Board, CEO and Chairman of Audit and
      Corporate Practices Committee and
      Committees; Approve Remuneration of
      Members of Board, Secretary and Deputy
      Secretary
3     Receive Report on Process of Delivery   For       For          Management
      of Information by Shareholders to
      Company in Order for Company to
      Identify Each of its Shareholders
4     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

==========------------------- END N-PX REPORT ===================================

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP® GOVERNMENT FUND

By:	Shawn K. Lytle
Name:	Shawn K. Lytle
Title:	President/ Chief Executive Officer
Date:	August 25, 2023